INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Income Statement Impact of Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	$ 4,652	$ 3,535	$ 2,115
Net income	806	574	528	[1]
OCI	(945)	323	576
Comprehensive (loss) income	(139)	897	1,104
Utilities
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	541	1,164	592
Net income	92	101	87
OCI	110	779	233
Comprehensive (loss) income	202	880	320
Attributable to Other Ownership Interests	146	642	241
Attributable to Partnership's Share	56	238	79
Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	3,747	3,796	2,861
Net income	(74)	213	221
OCI	(856)	718	1,399
Comprehensive (loss) income	(930)	931	1,620
Attributable to Other Ownership Interests	(597)	744	1,210
Attributable to Partnership's Share	(333)	187	410
Energy
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	739	724	598
Net income	91	22	141
OCI	8	(37)	138
Comprehensive (loss) income	99	(15)	279
Attributable to Other Ownership Interests	53	(22)	183
Attributable to Partnership's Share	46	7	96
Data Infrastructure [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	804	783	767
Net income	64	58	121
OCI	244	435	385
Comprehensive (loss) income	308	493	506
Attributable to Other Ownership Interests	234	409	399
Attributable to Partnership's Share	74	84	107
Corporate
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	41	2
Net income	(132)	(16)
OCI	356	(145)
Comprehensive (loss) income	224	(161)
Attributable to Other Ownership Interests	169	(108)
Attributable to Partnership's Share	55	(53)
Associates and Joint Ventures
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	5,872	6,469	4,818
Net income	41	378	570
OCI	(138)	1,750	2,155
Comprehensive (loss) income	(97)	2,128	2,725
Attributable to Other Ownership Interests	5	1,665	2,033
Attributable to Partnership's Share	$ (102)	$ 463	$ 692

[1]	Certain net income allocations have been reclassified to provide comparability with the current year consolidated statements of partnership capital.